Intangibles Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FaZe Clan Inc. [Member]
Intangibles Assets (Details) [Line Items]
Amortization expense	$ 0.5	$ 0.5